Share capital and share premium account - Summary of Share Capital and Share Premium (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Classes Share Capital And Share Premium [Line Items]
Number of shares issued and fully paid beginning balance (in shares)	4,311,343,341	5,387,015,059	5,385,189,617
Impact of share consolidation shares (in shares)		(1,077,403,011)
Issued under employee share schemes (in shares)	802,642	1,731,293	1,825,442
Ordinary shares acquired by ESOP Trusts (in shares)	0	0	0
Number of shares issued and fully paid ending balance (in shares)	4,312,145,983	4,311,343,341	5,387,015,059
Equity at beginning of period	£ 10,096	£ 21,342	£ 20,808
Issued under employee share schemes	10	25	21
Equity at end of period	12,795	10,096	21,342
Share capital
Disclosure Of Classes Share Capital And Share Premium [Line Items]
Equity at beginning of period	1,347	1,347	1,346
Issued under employee share schemes	1		1
Equity at end of period	1,348	1,347	1,347
Share capital | Ordinary shares
Disclosure Of Classes Share Capital And Share Premium [Line Items]
Equity at beginning of period	1,347	1,347	1,346
Impact of share consolidation		0
Issued under employee share schemes	1	0	1
Ordinary shares acquired by ESOP Trusts	0	0	0
Equity at end of period	1,348	1,347	1,347
Share premium
Disclosure Of Classes Share Capital And Share Premium [Line Items]
Equity at beginning of period	3,440	3,301	3,281
Impact of share consolidation		0
Issued under employee share schemes	9	25	20
Ordinary shares acquired by ESOP Trusts	2	114	0
Equity at end of period	£ 3,451	£ 3,440	£ 3,301